         AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 6, 1999


                                                     1933 Act File No. 333-76475
                                                      1940 Act File No. 811-8046


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549



                                      FORM N-14



               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                             / /

     Post-Effective Amendment No. 1                                          /X/

                           (Check appropriate box or boxes)





BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Suite 900, Denver, Colorado  80206
--------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 329-0200
                                                     ---------------------------

Jack R. Thompson, 210 University Boulevard, Suite 900, Denver, CO 80206
--------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: Public Offering of shares commenced prior to filing of this Post-Effective Amendment.



Title of Securities Being Registered:   Shares of Beneficial Interest of the
                                      ------------------------------------------
Berger Information Technology Fund - Institutional Shares
--------------------------------------------------------------------------------



No filing fee is due because Registrant has previously registered an indefinite number of shares of beneficial interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                        BERGER INVESTMENT PORTFOLIO TRUST
                          SHARES OF BENEFICIAL INTEREST
                   CROSS-REFERENCE SHEET PURSUANT TO RULE 481


I.       Berger Information Technology Fund - Institutional Shares

Item No. and Caption in Form N-14                    Section Heading
--------------------------------------------------------------------

Part A.     PROSPECTUS

1.      Beginning of Registration      Cover pages of Proxy Statement/Prospectus
        Statement and Outside Front
        cover page of Prospectus

2.      Beginning and Outside Back     Page immediately following the front
        Cover Page of Prospectus       cover page of the Prospectus

3.      Fee Table, Synopsis            Why Has a Shareholders' Meeting Been
        Information and Risk Factors   Called?
                                       How and When Will the Reorganization Be
                                       Implemented?
                                       What Will I Get in the Reorganization?
                                       What Changes Will Result from the
                                       Reorganization?
                                       Who Will Manage the Fund's Portfolio
                                       Following the Reorganization?
                                       Who Is Berger?
                                       How Does the New Fund Compare to the
                                       Fund?
                                       What are the Principal Risks of
                                       Investing in the New Fund?
4.      Information About the          How and When Will the Reorganization Be
        Transaction                    Implemented?
                                       What Will I Get in the Reorganization?
                                       Why Has a Shareholders' Meeting Been
                                       Called?
                                       What are the Expected Federal Income
                                       Tax Consequences of the Reorganization?
                                       How Does the New Fund Compare to the
                                       Fund? - Shareholders' Rights
                                       How Will the New Fund Be Capitalized?

5.      Information About the          How Does the New Fund Compare to the
        Registrant                     Fund?
                                       Organization of the New Fund
                                       Preliminary Prospectus of the New Fund
                                       -- Institutional Shares, incorporated
                                       by reference into the Proxy
                                       Statement/Prospectus

6.      Information About the          How Does the New Fund Compare to the
        Company Being Acquired         Fund?
                                       Prospectus of the Fund, incorporated by
                                       reference into the Proxy
                                       Statement/Prospectus

7.      Voting Information             Cover page of Proxy
                                       Statement/Prospectus
                                       No Dissenters' Rights of Appraisal
                                       Solicitation of Proxies
                                       Vote Required
                                       Quorum and Voting
                                       Organization of the New Fund
                                       Principal Holders of Voting Securities

8.      Interest of Certain Persons    Not Applicable
        and Experts

9.      Additional Information         Not Applicable
        Required for Reoffering by
        Persons Deemed to be
        Underwriters




Part B.     STATEMENT OF
            ADDITIONAL
            INFORMATION

10.     Cover Page                     Front cover page of Statement of
                                       Additional Information

11.     Table of Contents              Table of Contents on front cover page
                                       of Statement of Additional Information

12.     Additional Information about   Preliminary Statement of Additional
        the Registrant                 Information of the New Fund --
                                       Institutional Shares, incorporated by
                                       reference into the Statement of
                                       Additional Information in N-14

13.     Additional Information about   Statement of Additional Information of
        the Company Being Acquired     the Fund, incorporated by reference
                                       into the Statement of Additional
                                       Information in N-14

14.     Financial Statements           Financial Statements in the Annual
                                       Report to Shareholders of the Fund
                                       dated February 28, 1999, incorporated
                                       by reference into the Statement of
                                       Additional Information in N-14


Part C.

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of Form N-14.

                                EXPLANATORY NOTE

        The sole purpose of this filing is to fulfill Registrant's prior undertaking to file by post-effective amendment the Opinion and Consent of Davis, Graham & Stubbs LLP (Exhibit 12) relating to the tax matters discussed in Part A of Registrant's Registration Statement on Form N-14, filed April 16, 1999.


                               INCORPORATION BY REFERENCE

        The following items are hereby incorporated by reference from the Rule 497 filing made May 28, 1999, by the Berger Investment Portfolio Trust:

        Proxy Statement/Prospectus for the Acquisition of the Assets of InformationTech 100-Registered Trademark- Fund (a series of Advisors Series Trust) By and in Exchange for Shares of Berger Information Technology Fund (a series of Berger Investment Portfolio Trust), Dated May 26, 1999

        Berger Information Technology Fund (a series of Berger
        Investment Portfolio Trust) Statement of Additional
        Information, Dated May 26, 1999, For Registration Statement on Form N-14

                        BERGER INVESTMENT PORTFOLIO TRUST

                            PART C. OTHER INFORMATION


ITEM 15.  INDEMNIFICATION

        The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 19, filed January 22, 1999, to the Registrant's Registration Statement on Form N-1A, 1933 Act File No. 33-69460 (the "Registration Statement").

ITEM 16.  EXHIBITS

        The Exhibit Index following the signature pages below is incorporated herein by reference.

ITEM 17.  UNDERTAKINGS

        (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933 ("1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters in addition to the information called for by the other items of the applicable form.

        (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, State of Colorado, on the 6th day of July, 1999.

                                      BERGER INVESTMENT PORTFOLIO TRUST
                                      ---------------------------------
                                      (Registrant)

                                       By     Jack R. Thompson
                                         ---------------------------------------
                                       Name:  Jack R. Thompson
                                       Title: President


               Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



     Signature                     Title                              Date
     ---------                     -----                              ----


Jack R. Thompson             President (Principal             July 6, 1999
---------------------------  Executive Officer)
Jack R. Thompson             and Trustee



David J. Schultz             Vice President                   July 6, 1999
---------------------------  and Treasurer
David J. Schultz             (Principal Financial Officer)



John Paganelli               Assistant Treasurer              July 6, 1999
---------------------------  (Principal Accounting
John Paganelli               Officer)



/s/ Dennis E. Baldwin*       Trustee                          July 6, 1999
---------------------------
Dennis E. Baldwin

/s/ Louis R. Bindner*        Trustee                          July 6, 1999
---------------------------
Louis R. Bindner



/s/ Katherine A. Cattanach*  Trustee                          July 6, 1999
---------------------------
Katherine A. Cattanach



/s/ Paul R. Knapp*           Trustee                          July 6, 1999
---------------------------
Paul R. Knapp



/s/ Harry T. Lewis, Jr.*     Trustee                          July 6, 1999
---------------------------
Harry T. Lewis, Jr.



/s/ Michael Owen*            Trustee                          July 6, 1999
---------------------------
Michael Owen



/s/ William Sinclaire*       Trustee                          July 6, 1999
---------------------------
William Sinclaire



Janice M. Teague
---------------------------
*By Janice M. Teague
    Attorney-in-Fact

                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX

N-1A                           EDGAR
Exhibit                        Exhibit
No.                            No.                       Name of Exhibit

---------------------          ----------------          -----------------------

(1)   Exhibit     1                                      Trust Instrument
(2)   Exhibit     2                                      Bylaws
      Exhibit     3                                      Not applicable
(3)   Exhibit     4                                      Form of Agreement and
                                                         Plan of Reorganization
      Exhibit     5                                      Not applicable
(4)   Exhibit     6.1                                    Form of Investment
                                                         Advisory Agreement for
                                                         Berger Information
                                                         Technology Fund
(5)   Exhibit     6.2                                    Form of Sub-Advisory
                                                         Agreement for Berger
                                                         Information Technology
                                                         Fund
(6)   Exhibit     7                                      Form of Distribution
                                                         Agreement between the
                                                         Trust and Berger
                                                         Distributors, Inc.
     Exhibit      8                                      Not applicable
(7)  Exhibit      9                                      Form of Custody
                                                         Agreement
(8)  Exhibit      10.1                                   Rule 12b-1 Plan for the
                                                         Investor Shares of the
                                                         Berger Information
                                                         Technology Fund
(9)  Exhibit      10.2                                   Rule 18f-3 Plan for
                                                         the Berger Information
                                                         Technology Fund
(12) Exhibit      11                                     Opinion and consent of
                                                         Davis, Graham & Stubbs
                                                         LLP relating to the
                                                         legality of the shares
                                                         being registered
*    Exhibit      12           EX-99.B12                 Opinion and consent of
                                                         Davis, Graham & Stubbs
                                                         LLP relating to the
                                                         tax matters discussed
                                                         in Part A hereof
(10) Exhibit      13                                     Form of Administrative
                                                         Services Agreement for
                                                         Berger Information
                                                         Technology Fund
(12) Exhibit      14                                     Consent of McGladrey &
                                                         Pullen, LLP
     Exhibit      15                                     Not applicable
(11) Exhibit      16                                     Powers of Attorney
     Exhibit      17                                     Not applicable

---------------------------

*     Filed herewith.

Filed previously as indicated below and incorporated herein by reference:
(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(3) Filed herewith as Exhibit A to Proxy Statement/Prospectus in Part A hereof.
(4) Filed as Exhibit 23(d)-8 with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.
(5) Filed as Exhibit 23(d)-9 with Post-Effective Amendment 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.
(6) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.

(7)   Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the
      Registrant's Registration Statement on Form N-1A, filed November 27, 1995.
(8) Filed as Exhibit 23(m)-7 with Post-Effective Amendment 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.
(9) Filed as Exhibit 23(o) with Post-Effective Amendment 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.
(10) Filed as Exhibit 23(h)-9 with Post-Effective Amendment 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.
(11) Filed on the signature pages to Registrant's Registration Statement on Form N-14, filed April 16, 1999.
(12)  Filed as Exhibit number listed with Registrant's Registration
      Statement on Form N-14, filed April 16, 1999.